ITEM 4 AND ITEM 5
Grant Thornton LLP
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Southfield, MI 48034
REPORT OF INDEPENDENT CERTIFIED PUBLIC
ACCOUNTANTS
T 248.262.1950
F 248.350.3581
www.GrantThornton.com

June 9, 2017

Board of Directors and Management of
Credit Acceptance Corporation
25505 W. Twelve Mile Road
Southfield, MI 48034

Wells Fargo Securities, LLC
550 S. Tryon Street
MAC D1086-051
Charlotte, NC 28202

Ladies and Gentlemen:

We have performed the procedures enumerated below, which were agreed to by the Board of Directors and management of Credit Acceptance Corporation (the “Company”), solely to assist you in the proposed offering of Credit Acceptance Auto Loan Trust 2017-2. Credit Acceptance Corporation’s management is responsible for the completeness, accuracy, and reliability of the information disclosed in the Data File (as defined herein). This agreed-upon procedure engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Board of Directors and management of Credit Acceptance Corporation and Wells Fargo Securities, LLC. Consequently, we make no representation regarding the sufficiency of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed and our findings are as follows:

1.	The Company provided a Data File with information for certain vehicle loans which the Company represented was as of the close of business of April 30, 2017.

2.
One hundred vehicle loans were selected by Wells Fargo Securities, LLC from the Data File. The sample of loans is listed in Exhibit A. For each of the selected loans we compared the following information, designated by Wells Fargo Securities, LLC, to the related retail installment contract and in instances where consumers changed their address subsequent to the origination of their loan, we agreed the state of the other Company records:

a.	Loan number

b.	Original amount financed

c.	First payment date (scheduled)

d.	Original term to maturity

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U.S. member firm of Grant Thornton International Ltd

e.	Monthly payment

f.	Interest rate

g.	State

h.	Compared the Vehicle Identification Number (“VIN”) on the contract to the VIN on the title document (actual title or title application, as applicable)

We defined the term “compare” as meaning we compared to the information shown in the Data File and found it to be in agreement. Such information was deemed to be in agreement if differences were attributable to rounding. The term “rounding” was defined as meaning amounts and percentages that were within $1 and 0.1%, respectively. We noted no exceptions.

We were not engaged to and did not conduct an examination of review of the Data File, the objective of which is the expression of opinion or limited assurance on the financial information or part thereof. Accordingly, we do not express such an opinion or limited assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Board of Directors and Management of Credit Acceptance Corporation and Wells Fargo Securities, LLC and is not intended to be, and should not be, used by anyone other than these specified parties.

/s/ GRANT THORNTON LLP

Southfield, Michigan
June 9, 2017

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd

Exhibit A

Sample	Loan Number	Sample	Loan Number	Sample	Loan Number
1	XXXX0947	36	XXXX1737	71	XXXX2327
2	XXXX5336	37	XXXX5028	72	XXXX8807
3	XXXX5336	38	XXXX7322	73	XXXX9015
4	XXXX6418	39	XXXX3136	74	XXXX8980
5	XXXX5653	40	XXXX1506	75	XXXX6973
6	XXXX5618	41	XXXX3875	76	XXXX8082
7	XXXX8426	42	XXXX0124	77	XXXX8386
8	XXXX9069	43	XXXX3789	78	XXXX9369
9	XXXX1194	44	XXXX9647	79	XXXX0757
10	XXXX0191	45	XXXX4151	80	XXXX1093
11	XXXX6107	46	XXXX6484	81	XXXX7341
12	XXXX4577	47	XXXX8965	82	XXXX9790
13	XXXX7933	48	XXXX5406	83	XXXX0769
14	XXXX8335	49	XXXX7881	84	XXXX4915
15	XXXX3015	50	XXXX1635	85	XXXX0766
16	XXXX9388	51	XXXX1526	86	XXXX5891
17	XXXX2092	52	XXXX3425	87	XXXX0879
18	XXXX0559	53	XXXX0349	88	XXXX5407
19	XXXX0823	54	XXXX5010	89	XXXX2440
20	XXXX4503	55	XXXX9253	90	XXXX1574
21	XXXX6440	56	XXXX1380	91	XXXX0190
22	XXXX7638	57	XXXX4877	92	XXXX0625
23	XXXX8739	58	XXXX5021	93	XXXX4389
24	XXXX9780	59	XXXX1380	94	XXXX3338
25	XXXX6317	60	XXXX2877	95	XXXX2473
26	XXXX7167	61	XXXX8146	96	XXXX0842
27	XXXX8815	62	XXXX2965	97	XXXX8828
28	XXXX9363	63	XXXX2247	98	XXXX3418
29	XXXX8531	64	XXXX1806	99	XXXX5684
30	XXXX8645	65	XXXX1987	100	XXXX5807
31	XXXX2469	66	XXXX8273
32	XXXX8855	67	XXXX7072
33	XXXX7146	68	XXXX5691
34	XXXX2341	69	XXXX1962
35	XXXX7391	70	XXXX9019

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U.S. member firm of Grant Thornton International Ltd